Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Sep. 30, 2024
Significant Accounting Judgments, Estimates and Assumptions [Abstract]
Significant accounting judgments, estimates and assumptions

3.      Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the amounts of revenue, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. These estimates and assumptions also affect the disclosure of contingencies at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the year.

Judgments

Development costs

The Company capitalizes costs for product development projects. Initial capitalization of costs is based on management’s judgment that the Company can demonstrate the existence of a market for the product developed and that it will have the technical and financial capacity to complete the project until commercialization.

Discontinued operations

In September 2024, Company ceased its Modules operations. The timing at which the criteria of IFRS 5, Non-current assets held for sale and discontinued operations, were met is based on management’s judgment.

Estimates and assumptions

Government grant liabilities

The Company has government grants that include reimbursement clauses based on the sales of a specific program. In order to account for the present value under the effective interest method, or upon initial recognition, management must estimate the future sales over the expected duration of reimbursement. These forecasts are used to determine the expected repayment schedule. Refer to Note 17.

Stock-based payments

The Company initially measures at fair value the cost of equity-settled transactions using the Black-Scholes model. Transactions of the year include equity-settled transactions with employees and management under the equity incentive plan (Note 19) and the issuance of Non-Voting Special Shares and Earnout Non-Voting Special Shares as part of the BCA (Note 4 and 18). Estimating fair value requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and the fair value of the shares of the Company at the grant date.

Recoverable amount of a group of assets or a CGU

When an impairment test is performed on an asset or a CGU, management estimates the recoverable amount of the asset or CGU based on its fair value less costs of disposal or its value in use. These estimates are based on valuation models requiring the use of a number of assumptions such as forecasts of future cash flows, pre-tax discount rate (WACC). These assumptions have a significant impact on the results of impairment tests and on the impairment charge, as the case may be, recorded in the consolidated statement of loss. Refer to Note 6.

Significant estimates for debt, including bifurcation

The Company holds certain financial instruments, including the convertible loan and the credit facility, which requires management to make significant estimates and assumptions that affect the reported amounts in the consolidated financial statements. The following provides information about the key estimates associated with the valuation of debt instruments, specifically those that involve bifurcation.

i. Bifurcation of debt instruments:

The Company has debt instruments with embedded features that may require bifurcation for accounting purposes. Bifurcation separates the host contract and the embedded features to be accounted for separately. The valuation of the embedded features, such as conversion options or detachable warrants, is a significant estimate that involves subjective judgment and market-based assumptions.

ii. Valuation methodology:

The fair value of the bifurcated embedded features is determined using a combination of valuation techniques, including option pricing models and market-based observable inputs. Significant inputs to the valuation model include, but are not limited to, the expected term of the embedded feature, volatility, risk-free interest rates, and credit spreads.

iii. Assumptions and uncertainties:

Company’s estimates of fair value involve inherent uncertainties due to the subjective nature of certain inputs. Changes in assumptions related to volatility, credit spreads, or other market conditions could materially impact the fair value measurement. Additionally, the Company considers the possibility of changes in the terms of the debt instrument that may trigger reassessment of the bifurcation.

The Company measured its convertible loans and the credit facility, including embedded derivatives, up to November 1, 2021, at fair value with any changes in fair value recognized in the consolidated statement of loss (except that fair value changes due to credit risk are recorded in other comprehensive income (loss), if any). The fair value determination was estimated using the expected value method, which is the sum of probability weighted amounts discounted in a range of possible outcome. Refer to Note 15 for disclosures relating to the convertible notes and credit facility.

Term loan

The Company initially measured its term loan at fair value using a discounted cash flow model including the estimate of the market rate of interest specific to the borrowing.

Contingent consideration payable

The Company measured the contingent consideration payable at fair value with any changes in fair value recognized in the consolidated statement of loss (including the fair value changes due to credit risk, if any) up until the settlement of the contingent consideration payable on issuance of the common shares. The fair value was determined based on the number of common shares that the Company expected to issue based on specific conditions multiplied by the fair value of the Company’s common shares. Refer to 24 for gain on revaluation of contingent consideration for year ended September 30, 2022.